Document and entity information	12 Months Ended
Dec. 31, 2011
Document Information
Document Type	20-F
Document period end date	Dec. 31, 2011
Amendment flag	false
Document Period Focus	2011
Document Fiscal Period Focus	FY
Entity Information
Current fiscal year end date	--12-31
Entity central index key	0001434754
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SAFE BULKERS, INC.
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding	70,891,916